Share Capital (Details) - Schedule of weighted-average assumptions - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share Capital (Details) - Schedule of weighted-average assumptions [Line Items]
Stock price (in Dollars per share)		$ 11.5
Risk-free interest rate		0.23%
Expected life	5 years	5 years
Annualized volatility		85.00%
Dividend rate	0.00%	0.00%
Minimum [Member]
Share Capital (Details) - Schedule of weighted-average assumptions [Line Items]
Stock price (in Dollars per share)	$ 1.03
Risk-free interest rate	1.36%
Annualized volatility	102.00%
Maximum [Member]
Share Capital (Details) - Schedule of weighted-average assumptions [Line Items]
Stock price (in Dollars per share)	$ 4
Risk-free interest rate	2.793%
Annualized volatility	105.00%